Vessels Under Construction - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	$ 3,502,791	$ 426,118,733	$ 147,454,659
Gas Carrier
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	149,550,000	470,000,000
Gas Carrier | Ethylene
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	$ 101,104,000	$ 38,124,000
Gas Carrier | Ethylene | Contract One
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	2
Capacity of vessels	21,000
Gas Carrier | Ethylene | Contract Two
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	4
Capacity of vessels	22,000
Gas Carrier | Ethylene | Contract Three
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	4
Capacity of vessels	35,000
Gas Carrier | Ethylene | Contract Four
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	2
Capacity of vessels	22,000